Other expenses and adjustments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses
Non-cash share-based compensation	$ 631,490	$ 599,145	$ 87,595
General and administration expenses
Depreciation of property and equipment	135,464	135,977	145,095
Amortization of intangible assets	84,444	84,444	84,444
Non-cash share-based compensation	$ 4,381,695	$ 7,898,685	$ 2,677,464